Summary of Significant Accounting (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Acquisition of GTCS Holdings, LLC

Acquisition of GTCS Holdings, LLC

On July 1, 2011, the Company acquired 100% of the outstanding membership interests of GTCS Holdings, LLC, or Green Tree. Based in St. Paul, Minnesota, Green Tree is a fee-based business services company providing high-touch, third-party servicing of credit-sensitive consumer loans, primarily including residential mortgages and manufactured housing loans. Green Tree also acts as a nationwide agent primarily of property and casualty homeowners’ insurance products for both lender-placed and voluntary insurance coverage. Through the acquisition of Green Tree, the Company increased its ability to provide specialty servicing and generate recurring fee-for-service revenue from a capital-light platform and diversified its revenue streams from complementary businesses. As a result of the acquisition, the Company lost its qualification for Real Estate Investment Trust, or REIT, status.

Basis of Presentation

Interim Financial Reporting

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with GAAP for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and related notes required by GAAP for complete consolidated financial statements. In the opinion of management, all adjustments, consisting of normal recurring accruals, considered necessary for a fair presentation have been included. Operating results for the six months ended June 30, 2014 are not necessarily indicative of the results that may be expected for the year ending December 31, 2014. These unaudited interim consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and related notes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2013.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S., or GAAP. The consolidated financial statements include the accounts of Walter Investment, its wholly-owned subsidiaries, and variable interest entities, or VIEs, of which the Company is the primary beneficiary. All significant intercompany balances and transactions have been eliminated. The results of operations for acquired companies are included from their respective dates of acquisition.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. The Company’s material estimates and assumptions primarily arise from risks and uncertainties associated with interest rate volatility, prepayment volatility, credit exposure, and borrower mortality rates and include, but are not limited to, the allowance for loan losses as well as the valuation of residential loans, receivables, servicing rights, goodwill and intangible assets, real estate owned, derivatives, curtailment liability, mortgage-backed debt, and HMBS related obligations. Although management is not currently aware of any factors that would significantly change its estimates and assumptions, actual results may differ from these estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. The Company’s material estimates and assumptions primarily arise from risks and uncertainties associated with interest rate volatility, prepayment volatility, credit exposure, and borrower mortality rates and include, but are not limited to, the allowance for loan losses as well as the valuation of residential loans, receivables, servicing rights, goodwill and intangible assets, real estate owned, derivatives, curtailment liability, mortgage-backed debt, and Home Equity Conversion Mortgage-Backed Securities, or HMBS, related obligations. Although management is not currently aware of any factors that would significantly change its estimates and assumptions in the near term, actual results may differ from these estimates.

Changes in Presentation

Changes in Presentation

Certain prior year amounts have been reclassified to conform to current year presentation.

Warehouse borrowings under the Company’s master repurchase agreements were separated from debt on the consolidated balance sheet. The provision for loan losses associated with the Company’s residential loans carried at amortized cost is now included in other expenses, net on the consolidated statements of comprehensive income (loss).

Changes in Presentation

Certain prior year amounts have been reclassified to conform to current year presentation.

The Company reclassified amortization of servicing rights, which was previously included as a component of depreciation and amortization, to be presented with servicing revenue and fees in the financial statement line item, net servicing revenue and fees. Given the growth in the Company’s third-party servicing portfolio resulting from recent acquisitions, this change in presentation was made to better reflect the economics of servicing activities. This change in presentation resulted in a reduction of $50.5 million and $28.6 million to historical servicing revenue and fees and depreciation and amortization for the years ended December 31, 2012 and 2011, respectively.

The Company segregated residential loans at amortized cost, net and residential loans at fair value into two separate line items on the consolidated balance sheets. These assets were previously presented in the aggregate in residential loans, net on the consolidated balance sheets.

The company removed net fair value gains on reverse loans and related HMBS obligations from net fair value gains (losses). The historical financial statement line item of net fair value gains (losses) is now referred to as other net fair value gains (losses) in order to reflect the segregation of net fair value gains on reverse loans and related HMBS obligations. The Company also reclassified net fair value gains on reverse loans and related HMBS obligations to a component of revenues on the consolidated statements of comprehensive income (loss) in order to better reflect the economics of the Company’s Reverse Mortgage segment as a significant and growing part of the Company’s operations.

Accounting for Certain Purchased Servicing Rights

Accounting for Certain Purchased Servicing Rights

At December 31, 2012 and during the three months ended March 31, 2013, the Company purchased MSR portfolios as part of certain business combination and asset purchase transactions. During the second quarter of 2013, the Company, in consultation with its advisors, made a correction to its accounting for servicing rights and related intangible assets. There was no significant impact on previously reported net income, earnings per share, stockholders’ equity, or net cash provided by or used in operating activities as a result of this change. The Company has concluded that the impact was not material to the Company’s consolidated financial statements at December 31, 2012 or for the three months ended March 31, 2013.

At December 31, 2012, the value assigned to these acquired portfolios was reflected in servicing rights, net and intangible assets, net. Effective with the change, the entire value is now reflected in servicing rights, net. As a result, servicing rights, net increased and intangible assets, net decreased by $17.4 million at December 31, 2012.

The disclosures related to servicing rights and intangible assets also reflect corrections, including the revision of certain market data assumptions used to estimate the fair value of these servicing rights. The previously disclosed estimate of intangible asset amortization expected to be expensed in future periods is now reflected in net servicing revenue and fees as a realization of expected cash flows for the related servicing rights; however, the timing of recognition may differ as the intangible amortization model differs from the servicing rights fair value measurement model.

Servicing Rights Fair Value Election

Servicing Rights Fair Value Election

Prior to January 1, 2013, all servicing rights were initially recorded at fair value and subsequently accounted for at amortized cost. In addition, the Company classified its servicing rights as either a forward loan class or a reverse loan class. Given recent acquisitions and based upon available risk management strategies, effective January 1, 2013, the Company began classifying its servicing rights as a risk-managed forward loan class, a forward loan class, or a reverse loan class. The forward loan class and the reverse loan class continue to be accounted for at amortized cost. The Company has elected to account for the new risk-managed forward loan class at fair value effective as of January 1, 2013. The risk-managed forward loan class consists of servicing rights acquired in 2013 as well as servicing rights acquired on December 31, 2012. The servicing rights acquired on December 31, 2012 were previously accounted for at amortized cost, but are now accounted for at fair value retrospective to January 1, 2013. This election on January 1, 2013 had no impact on retained earnings. Refer to Notes 2 and 12 for further information regarding servicing rights.

Recent Accounting Guidance

Recent Accounting Guidance

In January 2014, the FASB issued an accounting standards update that clarifies the definition of an in-substance repossession and foreclosure, and requires additional disclosures related to these items. These amendments reduce diversity in practice by clarifying when an in-substance repossession or foreclosure occurs, that is, when a creditor should be considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan such that the loan receivable should be derecognized and the real estate property recognized. The required disclosures under these new amendments require interim and annual disclosures of both (1) the amount of foreclosed residential real estate property held by the creditor and (2) the recorded investment in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure. The amendments in this standard are effective for the annual periods, and interim reporting periods within those annual periods, beginning after December 15, 2014 with early adoption permitted. The Company will adopt this guidance beginning in the first quarter of 2015. The adoption of this standard is not expected to have a significant impact on the Company’s consolidated financial statements.

In May 2014, the FASB issued guidance that supersedes most revenue recognition requirements regarding contracts with customers to transfer goods or services or for the transfer of nonfinancial assets. The guidance also supersedes most industry specific guidance but does exclude insurance contracts and financial instruments. Under the new guidance, entities are required to recognize revenue in order to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance provides a five-step analysis to be performed on transactions to determine when and how revenue is recognized. This new guidance is effective for fiscal years and interim periods within those annual years beginning after December 15, 2016. Entities have the option of using either a full retrospective application or a modified retrospective application to adopt the guidance. Early adoption is not permitted. The Company is currently evaluating the effect, if any, the guidance will have on its consolidated financial statements and has not yet identified which transition method will be applied upon adoption.

In June 2014, the FASB issued an accounting standards update which, amongst other things, modifies the accounting for repurchase financings which represent the concurrent transfer of a financial asset and the execution of a repurchase agreement with the same counterparty. Under the new guidance, the transfer and repurchase agreement are accounted for separately with the repurchase agreement accounted for as a secured borrowing. This new guidance is effective for annual reporting periods beginning on or after December 15, 2014, and interim periods within those annual periods with early adoption permitted. Upon adoption, the accounting for all outstanding repurchase financing transactions is to be adjusted through a cumulative-effect adjustment to retained earnings. The Company is currently evaluating the effect, if any, the guidance will have on its consolidated financial statements.

In June 2014, the FASB’s EITF reached a final consensus on measuring the financial assets and financial liabilities of a consolidated CFE. The EITF consensus provides an entity with an election to measure the financial assets and financial liabilities of a consolidated CFE to be measured on the basis of either the fair value of the CFE’s financial assets or financial liabilities, whichever is more observable. The effective date of the consensus will be for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015 and early adoption will be permitted. The Company is currently evaluating the impact on its consolidated financial statements.

Recent Accounting Guidance

In December 2011, the Financial Accounting Standards Board, or FASB, issued an accounting standards update to require disclosure of information about the effect of rights of setoff with certain financial instruments on an entity’s financial position. In January 2013, the FASB issued an accounting standards update that clarifies the aforementioned offsetting disclosure requirements. The disclosure requirements are only applicable to rights of setoff of certain derivative instruments, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with standards set forth by the FASB Codification subject to master netting arrangements or similar agreements. The Company has adopted the amendments in these standards effective in the first quarter of 2013. Adoption of this standard had no significant impact on the Company’s consolidated financial statements. Additional required disclosures are included in Note 7.

In February 2013, the FASB issued an accounting standards update that requires presentation for reclassification adjustments from accumulated other comprehensive income into net income in a single note or on the face of the financial statements. The Company has adopted the amendments in this standard effective in the first quarter of 2013. The adoption of this standard had an immaterial effect on the Company’s consolidated financial statements and as such, the required presentation is not included herein.

In July 2013, the FASB issued an accounting standards update that specifies that unrecognized tax benefits should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. When a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes, or if the entity does not intend to use the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. This amendment is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The adoption of this accounting standards update is not expected to have a significant impact on the Company’s consolidated financial statements.

In January 2014, the FASB issued an accounting standards update that clarifies the definition of an in substance repossession and foreclosure, and requires additional disclosures related to these items. These amendments reduce diversity by clarifying when an in substance repossession or foreclosure occurs, that is, when a creditor should be considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan such that the loan receivable should be derecognized and the real estate property recognized. The required disclosures under these new amendments require interim and annual disclosures of both (1) the amount of foreclosed residential real estate property held by the creditor and (2) the recorded investment in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure. The amendments in this standard are effective for the annual periods, and interim reporting periods within those annual periods, beginning after December 15, 2014 with early adoption permitted. The adoption of this standard is not expected to have a significant impact on the Company’s consolidated financial statements.

Principles of Consolidation

Principles of Consolidation

The Company’s consolidated financial statements include the accounts and transactions of Walter Investment and other entities in which the Company has a controlling financial interest. A controlling financial interest may exist in the form of an ownership of a majority of an entity’s voting interests or through other arrangements with entities, such as with a VIE.

The Company evaluates each securitization trust associated with its residential loan portfolio to determine if the Company has a variable interest in the trust, if the trust meets the definition of a VIE and whether the Company has a controlling financial interest as the primary beneficiary of the VIE. If the Company determines that it does have a variable interest in the trust, that the trust is a VIE, and that it is the primary beneficiary of the VIE, it consolidates the VIE. The evaluation considers all of the Company’s involvement with the VIE, identifying both the implicit and explicit variable interests that either individually or in the aggregate could be significant enough to warrant its designation as the primary beneficiary. This designation is evidenced by both the power to direct the activities of the VIE that most significantly impact its economic performance and the obligation to absorb the losses of, or the right to receive the benefits from, the VIE that could potentially be significant to the VIE.

When the Company’s only involvement with a securitization trust is that of servicer, the Company evaluates whether its servicing fee is deemed a variable interest. When the Company’s servicing fee meets all of the criteria in the accounting guidance for VIEs regarding fees paid to service providers, the Company concludes that it is acting in the capacity of a fiduciary and that it does not have a variable interest in the securitization trust. Accordingly, the Company does not consolidate the trust.

The Company performs a similar evaluation when it is involved with other entities that are not securitization trusts.

The Company re-evaluates whether an entity in which it has a variable interest is a VIE when certain significant events occur. Throughout the duration of its involvement with an entity that is deemed a VIE, the Company reassesses whether it is the primary beneficiary and, accordingly, whether it must consolidate the VIE. Certain events that may change the primary beneficiary of a VIE determination include, but are not limited to, a change in the Company’s ownership of the residual interests, a change in the Company’s role as servicer, or a change in the Company’s contractual obligations to a VIE.

Securitization trusts that the Company consolidates and in which it holds residual interests are referred to as the Residual Trusts. Securitization trusts that have been consolidated and in which the Company does not hold residual interests are referred to as the Non-Residual Trusts. The Non-Residual Trusts were acquired as part of the acquisition of Green Tree.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include short-term deposits and highly-liquid investments that have original maturities of three months or less when purchased and are stated at cost, which approximates fair value. The Company maintains cash and cash equivalents with federally insured financial institutions and these balances typically exceed insurable amounts. Cash equivalents also include amounts due from third-party financial institutions in process of settlement. These transactions typically settle in three days or less and were $79.6 million and $39.0 million at December 31, 2013 and 2012, respectively.

Restricted Cash and Cash Equivalents

Restricted Cash and Cash Equivalents

Restricted cash and cash equivalents includes cash and cash equivalents that are legally restricted as to use or withdrawal. Restricted cash primarily includes (1) principal and interest payments collected by the Company as servicer on behalf of third-party investors and unconsolidated securitization trusts that have not yet been remitted to the investors or trusts; (2) principal and interest payments collected by consolidated securitization trusts that have not yet been remitted to the bondholders; and (3) cash held in escrow pending release to the sellers of Green Tree and RMS. Restricted cash equivalents include investments in money market mutual funds.

Residential Loans at Amortized Cost, Net

Residential Loans at Amortized Cost, Net

Residential loans carried at amortized cost include forward loans associated with the Residual Trusts and unencumbered forward loans. A majority of these loans were originated by the Company; acquired from other originators, principally an affiliate of Walter Energy Inc., or Walter Energy, the Company’s prior parent; or acquired as part of a pool. Originated loans were initially recorded at the discounted value of the future payments using an imputed interest rate net of cost-basis adjustments such as deferred loan origination fees and associated direct costs and premiums and discounts. The imputed interest rate used represented the estimated prevailing market rate of interest for loans of similar terms issued to borrowers with similar credit risk. New originations of forward loans held for investment subsequent to May 1, 2008 relate primarily to the financing of sales of real estate owned. The imputed interest rate on these financings is based on observable market mortgage rates, adjusted for variations in expected credit losses where market data is unavailable. Loans acquired in a pool are generally purchased at a discount to their unpaid principal balance and are recorded at their purchase price at acquisition.

Interest Income and Amortization

Interest income on the Company’s residential loans carried at amortized cost consists of the interest earned on the outstanding principal balance of the underlying loan based on the contractual terms of the residential loan and retail installment agreement and the amortization of cost-basis adjustments, principally premiums and discounts. The retail installment agreements state the maximum amount to be charged to borrowers and ultimately recognized as interest income, based on the contractual number of payments and dollar amount of monthly payments. Cost-basis adjustments are deferred and recognized over the contractual life of the loan as an adjustment to yield using the level yield method. Residential loan pay-offs received in advance of scheduled maturity (voluntary prepayments) affect the amount of interest income due to the recognition at that time of any remaining unamortized premiums, discounts, or other cost-basis adjustments arising from the loan’s inception.

Non-accrual Loans

Residential loans carried at amortized cost are placed on non-accrual status when any portion of the principal or interest is 90 days past due. When placed on non-accrual status, the related interest receivable is reversed against interest income of the current period. Interest income on non-accrual loans, if received, is recorded using the cash basis method of accounting. Residential loans are removed from non-accrual status when there is no longer significant uncertainty regarding collection of the principal and the associated interest. If a non-accrual loan is returned to accruing status, the accrued interest, at the date the residential loan is placed on non-accrual status, and forgone interest during the non-accrual period, are recorded as interest income as of the date the loan no longer meets the non-accrual criteria. The past due or delinquency status of residential loans is generally determined based on the contractual payment terms. The calculation of delinquencies excludes from delinquent amounts those accounts that are in bankruptcy proceedings that are paying their mortgage payments in contractual compliance with the bankruptcy court approved mortgage payment obligations. Loan balances are charged off when it becomes evident that balances are not collectible.

Acquired Credit-Impaired Loans

At acquisition, the Company reviews each loan or pool of loans to determine whether there is evidence of deterioration in credit quality since origination and if it is probable that the Company will be unable to collect all amounts due according to the loan’s contractual terms. The Company considers expected prepayments and estimates the amount and timing of undiscounted expected principal, interest, and other cash flows for each loan or pool of loans meeting the criteria above, and determines the excess of the scheduled contractual principal and contractual interest payments of the loan or pool of loans assuming prepayments over all cash flows expected at acquisition as an amount that should not be accreted (the non-accretable difference). The remaining amount, representing the excess or deficit of the cash flows expected to be collected for the loan or pool of loans over the amount paid, is accreted into interest income over the remaining life of the loan or pool of loans (accretable yield). The carrying amount of these loans is reflected on the consolidated balance sheets net of these discounts.

At each reporting date, the Company evaluates the expected cash flows for each loan or pool of loans. An additional allowance for loan losses is recognized if it is probable the Company will not collect all of the cash flows expected to be collected as of the acquisition date. If the re-evaluation indicates the expected cash flows for a loan or pool of loans has significantly increased when compared to previous estimates, the yield is increased to recognize the additional income over the life of the asset prospectively.

Allowance for Loan Losses

The allowance for loan losses represents management’s estimate of probable incurred credit losses inherent in the residential loan portfolio carried at amortized cost as of the balance sheet date. This portfolio is made up of one segment and class that consists primarily of less-than prime, credit-challenged residential loans. The risk characteristics of the portfolio segment and class relate to credit exposure. The method for monitoring and assessing credit risk is the same throughout the portfolio.

Residential loans carried at amortized cost are homogeneous and evaluated collectively for impairment. The determination of the level of the allowance for loan losses and, correspondingly, the provision for loan losses is based on, but not limited to, delinquency levels, default frequency experience, prior loan loss severity experience, and management’s judgment and assumptions regarding various matters, including the composition of the residential loan portfolio, known and inherent risks in the portfolio, the estimated value of the underlying real estate collateral, the level of the allowance in relation to total loans and to historical loss levels, current economic and market conditions within the applicable geographic areas surrounding the underlying real estate, changes in unemployment levels, and the impact that changes in interest rates have on a borrower’s ability to refinance its loan and to meet its repayment obligations. Management evaluates these assumptions and various other relevant factors impacting credit quality and inherent losses when quantifying the Company’s exposure to credit losses and assessing the adequacy of its allowance for loan losses as of each reporting date. The level of the allowance is adjusted based on the results of management’s analysis. Generally, as residential loans season, the credit exposure is reduced, resulting in decreasing provisions.

The allowance for loan losses is highly correlated to unemployment levels, delinquency status of the portfolio, and changes in home prices within the Company’s geographic markets. There has been a steady improvement in market conditions including an increase in median home selling prices and lower levels of housing inventory. Additionally, the unemployment rate has continued to stabilize since reaching a peak in October 2009. With continued stabilization in economic trends and portfolio performance, the Company expects continued improvement in the credit quality of the residential loan portfolio.

While the Company considers the allowance for loan losses to be adequate based on information currently available, future adjustments to the allowance may be necessary if circumstances differ substantially from the assumptions used by management in determining the allowance for loan losses.

Loan Modifications

The Company will occasionally modify a loan agreement at the request of the borrower. The Company’s current modification program offered to borrowers is limited and is used to assist borrowers experiencing temporary hardships and is intended to minimize the economic loss to the Company and to avoid foreclosure. Generally, the Company’s modifications are short-term interest rate reductions and/or payment deferrals with forgiveness of principal rarely granted. A modification of a loan constitutes a troubled debt restructuring when a borrower is experiencing financial difficulty and the modification constitutes a concession. Loans modified in a troubled debt restructuring are typically already on non-accrual status and have an allowance recorded. At times, loans modified in a troubled debt restructuring by the Company may have the financial effect of increasing the allowance associated with the loan. The allowance for an impaired loan that has been modified in a troubled debt restructuring is measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate or the estimated fair value of the collateral less any selling costs. Troubled debt restructurings have historically been insignificant to the Company and continue to be insignificant as the Company’s business model has shifted from being a mortgage portfolio owner to a fee-based business services provider.

Residential Loans Held for Investment

Residential Loans Held for Investment

During the three months ended June 30, 2014, the Company acquired a portfolio of defaulted consumer and residential loans at substantial discounts to face value. Defaulted loans are consumers’ unpaid financial commitments and include residential mortgage loans, auto loans and other unsecured consumer loans. Additionally, as part of this acquisition, the Company entered into an agreement to acquire, on a flow basis, future portfolios of charged-off loans.

The Company elected to carry these defaulted loans, which are referred to as charged-off loans, at fair value. The yield on charged-off loans, along with any change in fair value, is recorded in other revenues on the consolidated statements of comprehensive income (loss). There is no contractual interest income recognized in relation to charged-off loans. Purchases of and principal payments received on charged-off loans are included in investing activities in the consolidated statements of cash flows.

Residential Loans at Fair Value

Residential Loans Held for Investment

Residential loans held for investment and carried at fair value consist of forward loans associated with Non-Residual Trusts and reverse loans. The Company has elected to carry both forward loans associated with the Non-Residual Trusts and reverse loans at fair value.

The reverse loans include HECMs that are guaranteed by Ginnie Mae and are collateralized by participation interests in Home Equity Conversion Mortgages, or HECMs, insured by the Federal Housing Administration, or FHA. The Company both originates and acquires HECMs. The loans are then pooled into HMBS that are sold into the secondary market with servicing rights retained. Based upon the structure of the Ginnie Mae securitization program, the Company has determined that it has not met all of the requirements for sale accounting and accounts for these transfers as secured borrowings. Under this accounting treatment, the reverse loans remain on the consolidated balance sheets as residential loans at fair value. The proceeds from the transfers of reverse loans are recorded as HMBS related obligations with no gain or loss recognized on the transfers.

The yield on residential loans held for investment and carried at fair value, along with any changes in fair value, is recorded in net fair value gains on reverse loans and related HMBS obligations and other net fair value gains on the consolidated statements of comprehensive income (loss) for the reverse loans and forward loans associated with the Non-Residual Trusts, respectively. The yield on residential loans held for investment and carried at fair value includes recognition of interest income based on the stated interest rates of the loans that is expected to be collected, as well as any fair value adjustments. Purchases and originations of and payments received on residential loans held for investment are included in investing activities in the consolidated statements of cash flows.

Reverse loans also include loans that have not yet been transferred to Ginnie Mae securitization pools and loans that have been repurchased from Ginnie Mae securitization pools. The Company, as an issuer of HMBS, is required to repurchase reverse loans out of the Ginnie Mae securitization pools once the outstanding principal balance of the related HECM is equal to or greater than 98% of the maximum claim amount. Performing repurchased loans are conveyed to the Department of Housing and Urban Development, or HUD, and nonperforming repurchased loans are generally liquidated in accordance with program requirements. Loans are considered nonperforming upon events such as, but not limited to, the death of the mortgagor, the mortgagor no longer occupying the property as their principal residence, or the property taxes or insurance not being paid. In addition to having to fund these repurchases, the Company may sustain losses during the process of liquidating the loans.

Residential Loans Held for Sale

Residential Loans Held for Sale

Residential loans held for sale represent forward loans originated or acquired by the Company with the intent to sell. These loans are originated or acquired primarily for purposes of transferring to government-sponsored entities, or GSEs, or other third-party investors in the secondary market with servicing rights either retained or sold. The Company has elected to carry forward loans held for sale at fair value. The yield on the loans and any changes in fair value are recorded in net gains on sales of loans on the consolidated statements of comprehensive income (loss). The yield on the loans includes recognition of interest income based on the stated interest rates of the loans that are expected to be collected, as well as any fair value adjustments. Gains or losses recognized upon sale of residential loans held for sale are also included in net gains on sales of loans on the consolidated statements of comprehensive income (loss). Loan origination fees are recorded in other revenues within the consolidated statements of comprehensive income (loss) when earned and related costs are recognized in general and administrative expenses when incurred. Purchases and originations of and payments received on residential loans held for sale are included in operating activities in the consolidated statements of cash flows.

The Company’s agreements with GSEs and other third parties include standard representations and warranties related to the loans the Company sells or transfers. The representations and warranties require adherence to GSE origination and underwriting guidelines, including but not limited to the validity of the lien securing the loan, property eligibility, borrower credit, income and asset requirements, and compliance with applicable federal, state and local law. In the event of a breach of its representations and warranties, which are generally enforceable at any time over the life of the loan, the Company may be required to either repurchase the residential loans at par with the identified defects or indemnify the investor or insurer for applicable incurred losses. In such cases, the Company bears any subsequent credit loss on the residential loans. The Company’s credit loss may be reduced by any recourse it has to correspondent lenders that, in turn, have sold such residential loans to the Company and breached similar or other representations and warranties. In such event, the Company has the right to seek a recovery of related repurchase losses from that correspondent lender. The Company actively contests claims to the extent that the Company does not consider the claims to be valid. The Company seeks to manage the risk of repurchase and associated credit exposure through the Company’s underwriting and quality assurance practices.

The Company records a provision for losses relating to such representations and warranties as part of its loan sale transactions at the time the loan is sold in accordance with the accounting guidance for guarantees. The provision is a reduction in the net gains on sales of loans on the consolidated statements of comprehensive income (loss). The method used to estimate the liability for representations and warranties is a function of the representations and warranties given and considers a combination of factors, including, but not limited to, historical defect rates, projected repurchase rates, projected resale values, and the probability of reimbursement by the correspondent loan seller. The liability established at the time loans are sold, which is recorded in payables and accrued liabilities, is updated based on changes in estimates, with those changes recorded as a component of general and administrative expenses on the consolidated statements of comprehensive income (loss). The level of the liability for representations and warranties requires considerable management judgment. The level of residential loan repurchase losses is dependent on economic factors and external conditions that may change over the lives of the underlying loans.

Receivables Related to Non-Residual Trusts

Receivables Related to Non-Residual Trusts

Receivables related to Non-Residual Trusts, which are recorded in receivables, net, consist of the estimated fair value of expected future draws on letters of credit, or LOCs, from a third party. The LOCs are credit enhancements to the Non-Residual Trusts. The cash flows received from the LOC draws will be paid directly to the underlying securitization trusts and will be used to pay debt holders of these securitizations for shortfalls in principal and interest collections on the loans in the securitizations. The Company has elected to carry these receivables at fair value. Changes in fair value are recorded in other net fair value gains on the consolidated statements of comprehensive income (loss).

Servicing Operations

Servicing Operations

Servicing Rights, Net

Capitalized servicing rights have historically related to servicing and sub-servicing contracts acquired in connection with business combinations. Recently, the Company has also acquired the rights to service loans through the purchase of such rights from third parties or through the transfer of loans with servicing rights retained. Servicing rights, including those recognized in connection with transfers of loans with servicing rights retained, are recorded at fair value at inception and are subsequently accounted for using the amortization method or the fair value measurement method, based on the Company’s strategy for managing the risks of the underlying portfolios. Risks inherent in servicing rights include prepayment and interest rate risks.

The Company identifies classes of servicing rights based upon the availability of market inputs used in determining fair value and its available risk management strategies associated with the servicing rights. Based upon these criteria, the Company has identified three classes of servicing rights: a risk-managed forward loan class, or the risk-managed loan class, a forward loan class, and a reverse loan class. The risk-managed loan class includes loan portfolios for which the Company may apply a hedging strategy in the future. For servicing assets associated with the risk-managed loan class, which are accounted for at fair value, the Company measures the fair value at each reporting date and records changes in fair value in net servicing revenue and fees on the consolidated statements of comprehensive income (loss).

Servicing rights associated with the forward loan class and the reverse loan class are amortized based on expected cash flows in proportion to and over the life of servicing revenue. Amortization is recorded as a reduction to net servicing revenue and fees on the consolidated statements of comprehensive income (loss). Servicing assets are stratified by product type and compared to the estimated fair value on a quarterly basis. Impairment is recognized through a valuation allowance for each stratum. The valuation allowance is adjusted to reflect the amount, if any, by which the carrying value of the servicing rights for a given stratum exceeds its fair value. Any fair value in excess of the carrying value for a given stratum is not recognized. The Company recognizes a direct impairment to the servicing asset when the valuation allowance is determined to be unrecoverable.

Net Servicing Revenue and Fees

Servicing revenue and fees consists of income from the Company’s third-party servicing portfolio which includes loans associated with arrangements in which the Company owns the servicing rights or acts as sub-servicer. Servicing revenue and fees includes contractual servicing fees, incentive and performance fees, and ancillary income. Contractual servicing fees related to arrangements in which the Company owns the servicing rights are generally based on a percentage of the unpaid principal balance of the related collateral and are recorded when earned and collectability is reasonably assured. Contractual servicing fees related to arrangements in which the Company acts as a sub-servicer are generally based on a fixed dollar amount per loan and are accrued in the period the services are performed. Incentive and performance fees include fees based on the performance of specific portfolios or loans, asset recovery income, and modification fees. Fees based on the performance of specific portfolios or loans are recognized when earned based on the terms of the various servicing and incentive agreements. Asset recovery income is generally recognized upon collection. Certain other incentive fees are recognized when determinable, which is when the Company is officially notified of the amount of such fees. Ancillary income includes late fees, prepayment fees, and collection fees and is generally recognized upon collection. Servicing revenue and fees are adjusted for the amortization of servicing rights carried at amortized cost and the change in fair value of servicing rights carried at fair value.

Servicer and Protective Advances, Net

In the ordinary course of servicing residential loans and pursuant to certain servicing agreements, the Company may advance the principal and interest portion of delinquent mortgage payments to investors prior to the collection of such amounts from borrowers, provided that the Company determines these advances are recoverable from either the borrower or the liquidation of collateral. In addition, the Company is required under certain servicing contracts to ensure that property taxes, insurance premiums, foreclosure costs and various other items are paid in order to preserve the assets being serviced. Generally, the Company recovers such advances from borrowers for reinstated or performing loans, from proceeds of liquidation of collateral or ultimate disposition of the loan, or from investors. Certain of the Company’s servicing agreements provide that repayment of servicing advances made under the respective agreements have a priority over all other cash payments to be made from the proceeds of the residential loan, and in certain cases the proceeds of the pool of residential loans, which are the subject of that servicing agreement. As a result, the Company is entitled to repayment from loan proceeds before any interest or principal is paid to the bondholders, and in certain cases, advances in excess of loan proceeds may be recovered from pool-level proceeds. These assets are carried at cost, net of estimated losses. The Company establishes an allowance for uncollectible advances based on an analysis of the underlying loans, their historical loss experience, and recoverability pursuant to the terms of underlying servicing agreements. Generally, estimated losses related to advances are recorded in general and administrative expenses on the consolidated statements of comprehensive income (loss).

Custodial Accounts

In connection with its servicing activities, the Company has a fiduciary responsibility for amounts related to borrower escrow funds and other custodial funds due to investors aggregating $996.3 million and $252.4 million at December 31, 2013 and 2012, respectively. These funds, which do not represent assets or liabilities of the Company, are maintained in segregated bank accounts, and accordingly, are not reflected on the consolidated balance sheets.

Goodwill

Goodwill

Goodwill represents the excess of the consideration paid in a business combination over the fair value of the identifiable net assets acquired. The Company tests goodwill for impairment at the reporting unit level at least annually or whenever events or circumstances indicate that the carrying value of goodwill may not be recoverable from future cash flows. The Company has the option of performing a qualitative assessment of impairment to determine whether any further quantitative testing for impairment is necessary. If the Company elects to bypass the qualitative assessment or if it determines, based on qualitative factors, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, a two-step quantitative test is required. In Step 1, the Company compares the fair value of the reporting unit with its net carrying value, including goodwill. If the net carrying value of the reporting unit exceeds its fair value, the Company then performs Step 2 of the impairment test to measure the amount of impairment loss, if any. In Step 2, the Company allocates the reporting unit’s fair value to all of its assets and liabilities in a manner similar to a purchase price allocation, with any residual fair value being allocated to goodwill (implied fair value of goodwill). If the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of that goodwill, the Company recognizes an impairment loss in an amount equal to that excess up to the carrying value of goodwill. In performing the two-step quantitative assessment, fair value of the reporting units is based on discounted cash flows, market multiples, and/or appraised values, as appropriate.

The Company completed its annual goodwill impairment test effective October 1, 2013. A qualitative assessment of goodwill impairment was performed for the Servicing and Asset Receivables Management reporting units and a Step 1 impairment test for the Origination, Reverse Mortgage and Insurance reporting units. Based on the goodwill impairment tests performed, the Company concluded that no goodwill impairment charges were necessary in the year ended December 31, 2013.

Intangible Assets, Net

Intangible Assets, Net

Intangible assets primarily consist of customer relationships and institutional relationships. Intangible assets are either amortized using an economic consumption method or straight-line basis over their related expected useful lives. Intangible assets subject to amortization are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. An asset is considered to be impaired when the sum of the undiscounted future net cash flows expected to result from the use of the asset and its eventual disposition does not exceed its carrying amount. The amount of the impairment loss, if any, is measured as the amount by which the carrying value of the asset exceeds its fair value.

Premises and Equipment, Net

Premises and Equipment, Net

Premises and equipment, net is stated at cost less accumulated depreciation and amortization. Depreciation and amortization is recorded on a straight-line basis over the lesser of the remaining term of the lease or the estimated useful lives of the related assets. Leasehold improvements and assets under capital leases are amortized over the lesser of the remaining term of the lease or the useful life of the leased asset. Costs to internally develop computer software are capitalized during the application development stage and include external direct costs of materials and services as well as employee costs directly associated with the project during the capitalization period. Premises and equipment are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. An asset is considered to be impaired when the sum of the undiscounted future net cash flows expected to result from the use of the asset and its eventual disposition does not exceed its carrying amount. The amount of the impairment loss, if any, is measured as the amount by which the carrying value of the asset exceeds its fair value.

Real Estate Owned, Net

Real Estate Owned, Net

Real estate owned, net, which is included in other assets on the consolidated balance sheets, represents properties acquired in satisfaction of residential loans. Upon foreclosure or when the Company otherwise takes possession of the property, real estate owned is recorded at the lower of cost or estimated fair value less estimated costs to sell. The excess of cost over the fair value of the property acquired less estimated costs to sell is charged to the allowance for loan losses for residential loans carried at amortized cost, to other net fair value gains for forward loans carried at fair value, and to net fair value gains on reverse loans and related HMBS obligations for reverse loans. The fair value of the property is generally based upon historical resale recovery rates and current market conditions or appraisals. Subsequent declines in the value of real estate owned are recorded as adjustments to the carrying amount through a valuation allowance and are recorded in other expenses, net on the consolidated statements of comprehensive income (loss). Costs relating to the improvement of the property are capitalized to the extent the balance does not exceed its fair value, whereas those costs relating to maintaining the property are recorded when incurred to other expenses, net on the consolidated statements of comprehensive income (loss).

The Company may finance the sale of its real estate owned. Revenue from the sale of real estate owned is recognized by the full accrual method when the specific criteria for use of this method are met. However, frequently, the requirement for a minimum 5% initial cash investment for primary residences is not met. When this is the case, losses are recognized immediately while gains are deferred and recognized by the installment method until the borrower’s initial investment reaches the minimum 5% requirement. Once the borrower’s initial investment reaches the minimum required amount, revenue is recognized by the full accrual method. Gains and losses on the sale of real estate owned are charged to other expenses, net on the consolidated statements of comprehensive income (loss) when incurred.

Derivatives

Derivatives

The Company enters into commitments to originate and purchase forward loans at interest rates that are determined prior to the funding or purchase of the loan, which are referred to as interest rate lock commitments, or IRLCs. IRLCs are considered freestanding derivatives and are recorded at fair value at inception within other assets or payables and accrued liabilities on the consolidated balance sheets. Changes in fair value subsequent to inception are based on changes in the fair value of the underlying loan, and changes in the probability that the loan will fund within the terms of the commitment. Changes in the fair value of the IRLCs are included in net gains on sales of loans on the consolidated statements of comprehensive income (loss).

The Company uses derivative financial instruments, primarily forward sales of agency to-be-announced securities, or forward sales commitments, to manage exposure to interest rate risk and changes in the fair value of IRLCs and forward loans held for sale. The Company may also enter into commitments to purchase mortgage-backed securities, or MBS purchase commitments, as part of its overall hedging strategy. The Company has elected not to designate these freestanding derivatives as hedging instruments under GAAP. The fair value of these instruments are recorded in other assets or payables and accrued liabilities on the consolidated balance sheets with changes in the fair values included in net gains on sales of loans on the consolidated statements of comprehensive income (loss). Cash flows related to IRLCs, forward sales commitments, and MBS purchase commitments are included in operating activities on the consolidated statements of cash flows.

In connection with the forward sales commitments and MBS purchase commitments, the Company has entered into collateral agreements with its counterparties whereby both parties are required to maintain cash deposits in the event the fair values of the derivative financial instruments meet established thresholds, which mitigates counterparty credit risk. The right to receive cash collateral placed by the Company with its counterparties is included in other assets, and the obligation to return collateral received by the Company from its counterparties is included within payables and accrued liabilities on the consolidated balance sheets. The Company has elected to record derivative assets and liabilities and related collateral on a gross basis, even when a legally enforceable master netting arrangement exists between the Company and the derivative counterparty.

The derivative transactions described above are measured in terms of the notional amount. The notional amount is generally not exchanged and is used only as a basis on which interest and other payments are determined.

Insurance Operations

Insurance Operations

Commission revenue is recognized when the earnings process has been completed, which is the effective date of the insurance policy. As customers generally pay their premiums in installments over the life of the policies, the Company records an insurance premium receivable and a corresponding payable to insurance carrier, net of commission, which are included on the consolidated balance sheets in receivables, net and payables and accrued liabilities, respectively. At the time commission revenue is recognized, the Company can reliably estimate expected policy cancellations and records a reserve for cancellations, which is estimated based on historical experience adjusted for known events or circumstances. The reserve for policy cancellations is evaluated on a quarterly basis and adjusted to reflect current estimates.

Servicer Payables

Servicer Payables

Servicer payables represent amounts collected, which are required to be remitted to third-party trusts, investors, or others. These collections are primarily from borrowers whose loans the Company services.

Debt

Debt

Debt is carried at amortized cost, net of discounts. Associated deferred debt issuance costs are recorded in other assets on the consolidated balance sheets. These costs and original issue discounts, if any, are amortized to interest expense over the term of the debt using the interest method.

Mortgage-Backed Debt

Mortgage-Backed Debt

The Company’s mortgage-backed debt associated with the Residual Trusts is carried at amortized cost, net of discounts. Associated deferred debt issuance costs are recorded in other assets on the consolidated balance sheets. These costs and original issue discounts, if any, are amortized to interest expense over the life of the debt. The Company elected to carry mortgage-backed debt related to the Non-Residual Trusts at fair value. The yield on the mortgage-backed debt along with any changes in fair value is recorded in other net fair value gains on the consolidated statements of comprehensive income (loss). The yield on the mortgage-backed debt includes recognition of interest expense based on the stated interest rates of the mortgage-backed debt, as well as any fair value adjustments.

HMBS Related Obligations

HMBS Related Obligations

The Company recognizes the proceeds from the transfer of HMBS as a secured borrowing. The Company elected to record the secured borrowing, or the HMBS related obligations, at fair value. The yield on the HMBS related obligations along with any changes in fair value are recorded in net fair value gains on reverse loans and HMBS related obligations on the consolidated statements of comprehensive income (loss).The yield on the HMBS obligations includes recognition of contractual interest expense based on the stated interest rates of the HMBS obligations, as well as any fair value adjustments. Proceeds from securitizations of reverse loans and payments on HMBS related obligations are included in financing activities on the consolidated statements of cash flows.

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates for the periods in which the differences are expected to reverse. The change in deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period of the change.

Periodic reviews of the carrying amount of deferred tax assets are made to determine if the establishment of a valuation allowance is necessary. A valuation allowance is required when it is more likely than not that all or a portion of a deferred tax asset will not be realized. All evidence, both positive and negative, is evaluated when making this determination. Items considered in this analysis include the ability to carry back losses to recoup taxes previously paid, the reversal of temporary differences, tax planning strategies, historical financial performance, expectations of future earnings, and the length of statutory carryforward periods. Significant judgment is required in assessing future earnings trends and the timing of reversals of temporary differences.

The Company assesses its tax positions for all open tax years and determines whether it has any material unrecognized liabilities in accordance with the guidance on accounting for uncertain tax positions. The Company records interest and penalties on uncertain tax positions in income tax expense and general and administrative expenses, respectively, on the consolidated statements of comprehensive income (loss).

Share-Based Compensation

Share-Based Compensation

The Company has in effect stock incentive plans under which restricted stock, restricted stock units, or RSUs, and non-qualified stock options have been granted to employees and non-employee members of the Board of Directors. The Company estimates the fair value of share-based awards on the date of grant. The value of the award is generally recognized as an expense using the graded method over the requisite service period. The fair value of the Company’s restricted stock and RSUs is generally based on the average of the high and low market prices of its common stock on the date of grant. The Company estimates the fair value of non-qualified stock options as of the date of grant using the Black-Scholes option pricing model. The Black-Scholes model considers, among other factors, the expected life of the award, the expected volatility of the Company’s stock price, and expected dividends. The Company records share-based compensation expense in salaries and benefits expense on the consolidated statements of comprehensive income (loss).

Basic and Diluted Earnings (Loss) Per Share

Basic and Diluted Earnings (Loss) Per Share

The Company uses the two-class method to determine earnings per share. Outstanding share-based payment awards that include non-forfeitable rights to dividends or dividend equivalents, whether paid or unpaid, are considered participating securities and are included in the calculation of basic earnings per common share pursuant to the two-class method. The Company’s participating securities are comprised of RSUs. Under the two-class method, net income is reduced by the amount of dividends declared in the period for common stock and participating securities. The remaining undistributed earnings are then allocated to common stock and participating securities as if all of the net income for the period had been distributed. Basic earnings per share excludes dilution and is calculated by dividing net income allocable to common shares by the weighted-average number of common shares outstanding for the period. Diluted earnings per share is calculated by dividing net income allocable to common shares by the weighted-average number of common shares for the period, as adjusted for the potential dilutive effect of non-participating share-based awards and convertible debt, based on the treasury method. The Company uses the treasury method to compute the dilutive effect of convertible debt based on its intention to settle all conversions through combination settlement, which involves repayment of an amount of cash equal to the principal amount of convertible debt and any excess of conversion value over the principal amount of convertible debt in shares of common stock. During periods of net loss, diluted loss per share is equal to basic loss per share as the antidilutive effect of non-participating share-based awards and convertible debt is disregarded. No effect is given to participating securities in the computation of basic and diluted loss per share as these securities do not share in the losses of the Company.

Contingencies

Contingencies

The Company evaluates contingencies based on information currently available and establishes accruals for those matters when a loss contingency is considered probable and the related amount is reasonably estimable. For matters where a loss is believed to be reasonably possible but not probable, no accrual is established but the nature of the loss contingency and an estimate of the reasonably possible range of loss in excess of amounts accrued, when such estimate can be made, is disclosed. In deriving an estimate, the Company is required to make assumptions about matters that are, by their nature, highly uncertain. The assessment of loss contingencies, including legal contingencies and curtailment obligations, involves the use of critical estimates, assumptions and judgments. Whenever practicable, the Company consults with outside experts, including legal counsel and consultants, to assist with the gathering and evaluation of information related to contingent liabilities. It is not possible to predict or determine the outcome of all loss contingencies. Accruals are periodically reviewed and may be adjusted as circumstances change.

Disclosures about the Credit Quality of Residential Loans at Amortized Cost and the Allowance for Loan Losses

Disclosures about the Credit Quality of Residential Loans at Amortized Cost and the Allowance for Loan Losses

The allowance for loan losses represents management’s estimate of probable incurred credit losses inherent in the residential loan portfolio carried at amortized cost as of the balance sheet date. This portfolio is made up of one segment and class that consists primarily of less-than prime, credit-challenged residential loans. The risk characteristics of the portfolio segment and class relate to credit exposure. The method for monitoring and assessing credit risk is the same throughout the portfolio.

Residential loans carried at amortized cost are homogeneous and evaluated collectively for impairment. The determination of the level of the allowance for loan losses and, correspondingly, the provision for loan losses is based on, but not limited to, delinquency levels, default frequency experience, prior loan loss severity experience, and management’s judgment and assumptions regarding various matters, including the composition of the residential loan portfolio, known and inherent risks in the portfolio, the estimated value of the underlying real estate collateral, the level of the allowance in relation to total loans and to historical loss levels, current economic and market conditions within the applicable geographic areas surrounding the underlying real estate, changes in unemployment levels, and the impact that changes in interest rates have on a borrower’s ability to refinance its loan and to meet its repayment obligations. Management evaluates these assumptions and various other relevant factors impacting credit quality and inherent losses when quantifying the Company’s exposure to credit losses and assessing the adequacy of its allowance for loan losses as of each reporting date. The level of the allowance is adjusted based on the results of management’s analysis. Generally, as residential loans season, the credit exposure is reduced, resulting in decreasing provisions.

The allowance for loan losses is highly correlated to unemployment levels, delinquency status of the portfolio, and changes in home prices within the Company’s geographic markets. There has been a steady improvement in market conditions including an increase in median home selling prices and lower levels of housing inventory. Additionally, the unemployment rate has continued to stabilize since reaching a peak in October 2009. With continued stabilization in economic trends and portfolio performance, the Company expects continued improvement in the credit quality of the residential loan portfolio, and accordingly, reduced the provision for loan losses by $1.1 million during the quarter ended December 31, 2013.

While the Company considers the allowance for loan losses to be adequate based on information currently available, future adjustments to the allowance may be necessary if circumstances differ substantially from the assumptions used by management in determining the allowance for loan losses.

Aging of Past Due Residential Loans and Credit Risk Profile Based on Delinquencies

Aging of Past Due Residential Loans

Residential loans at amortized cost are placed on non-accrual status when any portion of the principal or interest is 90 days past due. When placed on non-accrual status, the related interest receivable is reversed against interest income of the current period. Interest income on non-accrual loans, if received, is recorded using the cash-basis method of accounting. Residential loans are removed from non-accrual status when there is no longer significant uncertainty regarding collection of the principal and the associated interest. If a non-accrual loan is returned to accruing status, the accrued interest existing at the date the residential loan is placed on non-accrual status and forgone interest during the non-accrual period are recorded as interest income as of the date the loan no longer meets the non-accrual criteria. The past due or delinquency status of residential loans is generally determined based on the contractual payment terms. The calculation of delinquencies excludes from delinquent amounts those accounts that are in bankruptcy proceedings that are paying their mortgage payments in contractual compliance with the bankruptcy court approved mortgage payment obligations. Loan balances are charged off when it becomes evident that balances are not collectible.

The following table presents the aging of the residential loan portfolio accounted for at amortized cost, net (in thousands):

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Residential Loans	Non- Accrual Loans
Recorded investment in residential loans at amortized cost
December 31, 2013	$18,798	$7,186	$54,836	$80,820	$1,328,371	$1,409,191	$54,836
December 31, 2012	23,543	13,215	66,623	103,381	1,407,375	1,510,756	66,623

Credit Risk Profile Based on Delinquencies

Factors that are important to managing overall credit quality and minimizing loan losses include sound loan underwriting, monitoring of existing loans, early identification of problem loans, timely resolution of problems, an appropriate allowance for loan losses, and sound non-accrual and charge-off policies. The Company primarily utilizes delinquency status to monitor the credit quality of the portfolio. The Company increases its monitoring of residential loans when the loans become delinquent. The Company considers all loans 30 days or more past due to be non-performing. The classification of delinquencies, and thus the non-performing calculation, excludes from delinquent amounts those accounts that are in bankruptcy proceedings that are paying their mortgage payments in contractual compliance with the bankruptcy court approved mortgage payment obligations.

Revenue Recognition

Revenue Recognition

Other revenues for the three months ended June 30, 2014 include $34.2 million in asset management performance fees collected and earned in connection with the investment management of a fund. These asset management performance fees were earned in connection with the liquidation of the fund’s investments during the period and are based on the fund performance exceeding pre-defined thresholds. The Company records the asset management performance fees when the fund is terminated or when the likelihood of claw-back is improbable. These fees are recorded in the Other non-reportable segment.